Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	CREATOR CAPITAL LTD
Entity Central Index Key	0000882537
Document Type	6-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	6,950,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,584	$ 9,786	$ 7,958
Accounts receivable	0	1,750	11,600
Prepaid expenses	4,433	1,343	0
Total current assets	7,017	12,879	19,558
Total Assets	7,017	12,879	19,558
Accounts payable and accrued expenses	477,767	405,048	316,519
Notes Payable	177,988	154,592	104,322
Notes Payable – Related Parties	$ 35,935	$ 35,935	$ 12.5
Accrued dividends	4,490,492	4,055,731	3,550,633
Preferred shares – Note 6	2,237,443	2,237,443	2,237,443
Total current liabilities	7,419,625	6,888,749	6,275,852
Total Liabilities	7,419,625	6,888,749	6,275,852
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008:87,467,288)	874,673	874,673	874,673
Additional paid-in-capital	63,683,159	63,683,159	63,683,159
Accumulated deficit	(71,970,440)	(71,433,702)	(70,814,126)
Total Shareholder Equity	(7,412,608)	(6,875,870)	(6,256,294)
Total Liabilities and Shareholders' Equity	$ 7,017	$ 12,879	$ 19,558

Balance Sheets (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Authorized: shares Issued:	100,000,000	100,000,000	100,000,000
Authorized:	87,467,288	87,467,288	87,467,288

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Revenue	$ 1,750	$ 7,150	$ 7,000	$ 29,050
Consulting and contract services	10,500	10,500	31,500	31,500
General and administrative	19,219	24,644	58,763	63,867
Interest	16,371	2,151	7,742	4,005
Legal	9,921	0	10,442	3,336
Marketing	179	163	530	495
Expenses	39,819	37,458	108,977	103,203
Comprehensive Income (loss) from operations	(38,069)	(30,308)	(101,977)	(74,153)
Preferred stock dividends	(148,451)	(133,560)	(434,761)	(390,408)
Expense recoveries	0	0	0	6,625
Other	(48,451)	(131,235)	(434,761)	(383,783)
Net and Comprehensive Income (loss)	$ (186,520)	$ (161,543)	$ (536,738)	$ (457,936)
Net and Comprehensive Income (loss) Gain (loss) to common shareholders	$(186,520)	$(161,543)	$(536,738)	$(457,936)
Weighted average shares outstanding	87,467,288	87,467,288	87,467,288	87,467,288
Net loss per share	(0.0021)	(0.0018)	(0.006)	(0.0052)

Shareholders Equity (Unaudited) (USD $)	Share Capital	Contributed Surplus	AccumulatedOther Comprehensive Income	Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 874,673	$ 63,683,159	$ 0	$ (70,814,126)
Beginning Balance, Shares at Dec. 31, 2009	87,467,228
Current Period’s Activities, Shares	0
Current Period’s Activities, Amount	0	0	0	0	0
Net Loss for the interim period, Shares	0
Net Loss for the interim period, Amount	0	0	0	(457,366)	(457,366)
Ending Balance, Amount at Sep. 30, 2010	874,673	63,683,159	0	(71,272,062)	(6,714,230)
Ending Balance, Shares at Sep. 30, 2010	87,467,228
Beginning Balance, Amount at Dec. 31, 2010	874,673	63,683,159	0	(71,433,702)	(6,675,870)
Beginning Balance, Shares at Dec. 31, 2010	87,467,288
Net Loss for the interim period, Shares	0
Net Loss for the interim period, Amount	0	0	0	(536,738)	(536,738)
Ending Balance, Amount at Sep. 30, 2011	$ 874,673	$ 63,683,159	$ 0	$ (71,970,440)	$ (7,226,227)
Ending Balance, Shares at Sep. 30, 2011	87,474,288

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net & Comprehensive Income (Loss) for the period	$ (536,738)	$ (457,936)
Accrued dividends payable	434,761	390,408
Interest costs	7,742	4,005
Total	(94,235)	(63,523)
Accounts receivable	1,750	2,650
Prepaid expenses	(3,090)	(7,134)
Accounts payable and accrued expenses	72,719	17,786
Net cash provided by (used in) operating activities	(22,856)	(50,221)
Investing activities	0	0
Net cash provided by (used in) investing activities	0	0
Notes Payable	23,396	58,628
Interest	(7,742)	(4,005)
Net cash provided by (used in) financing activities	15,654	54,623
Net increase (decrease) in cash	(7,202)	4,402
Cash, beginning of period	9,786	7,958
Cash, end of period	2,584	12,260
Non Cash investing and financing activities	0	0
Income Taxes paid	$ 0	$ 0

Note 1 Nature and Continuance of Operations	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 1 Nature and Continuance of Operations

Creator Capital Limited (the “Company”) is a Bermuda exempted company, which in June 1997, changed its name from Sky Games International Ltd. to Interactive Entertainment Limited and on September 27, 2000 changed its name to Creator Capital Limited. At the 2010 Annual General Meeting the Shareholders approved to change the name of the Company to Fireflies Environmental Limited. At the next Annual General Meeting the Company will be requesting shareholder approval for returning the Company name to Creator Capital Limited

The Company is publicly quoted on the NASD Over the Counter Bulletin Board in the United States of America.

The Company is engaged in providing in-flight gaming and entertainment software and services by developing, implementing and operating or licensing computerized video gaming and other entertainment software on, but not limited to the aircraft of international commercial air carriers. Gaming software is marketed using the name Sky Games® and the entertainment software is marketed using the name Sky Play®.

Note 2 Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 2 Summary of Significant Accounting Policies

These consolidated interim financial statements of the Company have been prepared in accordance with IAS 34, “Interim Financial Reporting of the International Financial Reporting Standards” (known by its abbreviation “IFRS”). These Interim Financial Statements are the Company’s first IFRS interim financial statements after its transition to reporting in accordance with IFRS and before the issuance of its first publicly issued consolidated annual IFRS financial statements. IFRS 1, “First-time Adoption of International Financial Reporting Standards” (herein addressed as “IFRS 1”) has been applied to these consolidated interim financial statements.

An explanation of how the transition to IFRS has affected the reported financial position, financial performance and cash flows statements of the Company is provided in Note 13.

Differences with respect to accounting principles generally accepted in the United States of America are described in Note 13. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may differ from these estimates.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); and

Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

b)      Equipment

As at the end of the current Interim period there are no current equipment assets.

c) Website Development Costs

As at the end of the current interim period there are no current website development costs.

d)      Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

e) Basic and Diluted Loss Per Share

Basic loss per share (“LPS”) is calculated by dividing loss applicable to common shareholders by the weighted average number of common shares outstanding for the year. Diluted LPS reflects the potential dilution that could occur if potentially dilutive securities are exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. Fully diluted amounts are not presented when the effect of the computations are anti-dilutive due to the losses incurred. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

f) Revenue Recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, shipment has occurred, the price to the buyer is fixed and determinable, and collection is reasonably assured.

g) Foreign Currency Translation

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

h) Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

i) Stock-based Compensation

CCL records a compensation cost attributable to all stock options granted at fair value at the grant date,. The Black-Scholes valuation model is used and the cost is expensed over their vesting period, with a corresponding increase to the equity account, Additional Paid-in Capital. Upon exercise of the share purchase options, the consideration paid by the option holder, together with the amount previously recognized in the Additional Paid-in Capital, is recorded as an increase to Share capital.

The Black Scholes option valuation model requires the input of highly subjective assumptions, including price volatility, if any. Changes in these assumptions can materially affect the fair value estimate.

j) Change in Accounting Policy

A number of new standards, and amendments to standards and interpretations, are not yet effective for the period ended March 31, 2011, and have not been applied in preparing these consolidated interim financial statements:

(i) Effective for annual periods beginning on or after July 1, 2011 are the Amendments to IFRS 7, “Financial Instruments: Disclosures”. This addresses the increase in disclosure with regards to the transfer of financial assets, especially if there is a disproportionate amount of transfer transactions that take place around the end of a reporting period.

(ii) Effective for annual periods beginning on or after January 1, 2013 are the New Standard IFRS 9, “Financial Instruments”, New Standard IFRS 13,”Fair Value Measurement”.

IFRS 13 replaces the fair value measurement guidance currently dispersed across different IFRS standards with a single definition of fair value and extensive application guidance. IFRS 13 provides guidance on how to measure fair value and does not introduce new requirements for when fair value is required or permitted. It also establishes disclosure requirements to provide users of the financial statements with more information about fair value measurements.

The Company has not early adopted these revised standards and is currently assessing the impact that these standards will have on the financial statements.

Note 3 Notes Payable	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized cost would not be materially different from the amounts presented.

	September 30, 2011	December 31, 2010

Unsecured, bearing interest at the 1-year Treasury yield rate Unsecured, interest bearing at 10% per annum Unsecured, interest bearing at 10% per annum, related party	$ 42,212 74,776 35,935	43,322 50,270 35,935
Unsecured, non- interest bearing, related party	20,000	20,000
Unsecured and non-interest bearing	41,000	41,000

	$ 213,923	$ 190,527

These notes are past due and, consequently, are classified as current liabilities.

All interest incurred on interest bearing notes is included in the Accounts Payable account.

Amount differences between December 31, 2010 and March 31, 2011 reflect foreign exchange adjustments.

Note 4 Capital Stock	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 4 Capital Stock

The Class A preference shares are non-voting and are convertible at any time into common shares at the option of the holder. Dividends on the Class A preference shares are cumulative, compounded quarterly and payable quarterly at an annual dividend rate of 9%. The Company, at its option, may redeem the Class A preference shares, in whole or in part, at any time and from time to time, at a redemption price of  $1,000 per share plus any accrued and unpaid dividends thereon. The Company is not required to redeem the Class A preference shares.

In 1997, the Company exchanged a promissory note in the amount of  $2,737,000 for 2,737 Class A preference shares at  $1,000 per share. In 1998, the Company redeemed 500 of the Class A preference shares at their redemption price of  $1,000 per share. As of December 31, 2006 and 2005, 2,237 Class A Preference Stock remained outstanding.

Dividends on the Class A preference shares for the years ended December 31, 2010, 2009, and 2008 were  $538,729, $463,837, and  $425,131, respectively. For the Nine Months Quarter ended September 30, 2011 the accrued Dividends recorded was  $434,761 ( $390,408 for same period in 2010). For the Three Months Quarter ended September 30, 2011 the accrued Dividends recorded was  $148,451 ( $133,560 for same period in 2010. They remain unpaid and are in arrears.

During the year ended December 31, 2007, CCL restated the presentation of the Class A Preferred shares In accordance with CICA 3861. CICA 3861 covers “Financial Instrument – Disclosure and Presentation”. It dictates the reclassification from Equity to Current Liability of the Class A Preferred Shares, and their paid in capital totaling  $2,237,421. On the Balance sheet this has been added to the Current Liability of Accrued dividends. The Preferred shares have the contractual obligation to either delivered a fixed amount or settle the obligation be delivering its out equity instrument. This is where they meet the definition of a financial liability.

Note 5 Stock Options	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 5 Stock Options

On April 6, 2007, the Company granted 6,950,000 stock options to directors, officers, and consultants at a price of  $0.25 per share expiring on April 6, 2012.

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price $

Outstanding, December 31, 2008	7,370,000	0.26

Expired	(420,000)	0.46

Outstanding, December 31, 2009	6,950,000	0.25

Expired	0	0.00
Outstanding, December 31, 2010 Activity during the period	6,950,000 0	0.25 0.00

Outstanding, September 30, 2011	6,950,000	0.25

Additional information regarding stock options outstanding as at September 30, 2011 is as follows:

	Outstanding and exercisable
Range of exercise prices $	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $

0.25	6,950,000	2.26	0.25

The fair value of the stock options granted during the year ended December 31, 2007 was estimated using the Black-Scholes option pricing model assuming no expected dividends and the following weighted average assumptions:

2007

Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%

Note 6 Contingency	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 6 Contingency

On November 27, 2006, the Company was named as a defendant in a lawsuit whereby the plaintiffs were claiming damages against the Company with respect to investments totaling  $339,488 that the plaintiffs had invested in a California company affiliated with ETV that had no contractual relationship with the Company. The plaintiffs were seeking compensatory damages of  $1,018,464 as well as related attorney’s fees. The Company filed a motion to dismiss for lack of personal jurisdiction during 2006.

On August 9, 2007, the court denied the Company’s motion to dismiss for the reason that the Company’s contacts with the State of Texas were sufficient for the court to assert specific personal jurisdiction over them.

On March 9, 2009, the case was called to trial before a jury. The jury heard the evidence and returned a verdict in favor of Creator Capital Ltd. The Plaintiffs were entitled to receive nothing from Creator Capital and the court has accepted the verdict of the jury. On April 16, 2009 the Court Issued the Judgment confirming to the verdict of the jury. After the judgment was signed, the Plaintiffs had the opportunity to appeal. The appeal period has expired.

Note 7 Income Taxes	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 7 Income Taxes

As a Bermuda exempted company, the Company is exempt from income tax filing requirements in Bermuda. Prior to 1999 the Company operated in the U.S. as a branch of a foreign corporation. Currently, the Company currently is represented in Canada by a Director who provides Corporate Services.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2010 $	2009 $	2008 $

Canadian statutory income tax rate	28.50%	30.00%	31.00%

Income tax recovery at statutory rate	177,000	155,000	181,000

Tax effect of:
Permanent differences and other	–	–	(109,000)
Foreign income tax other than Canadian statutory rate	(157,000)	(141,000)	(162,000)
Change in enacted tax rates	–		(2,000)
Change in valuation allowance	(20,000)	(14,000)	(1 7,000)

Income tax provision	–	–	–

The significant components of future income tax assets and liabilities are as follows:

	2010 $	2009 $	2008 $

Future income tax assets

Non-capital losses carried forward	116,000	96,000	82,000
Valuation allowance	(116,000)	(96,000)	(82,000)

Net future income tax asset	--	–	–

The Company has estimated accumulated non-capital losses of  $371,000 which may be carried forward to reduce taxable income in future years. As at September 30, 2010, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

Note 8 Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 8 Related Party Transactions

A company controlled by management (the owner being Rex E. Fortescue, the father of the Company’s President) of the Company provides consulting services to the Company. During the Nine months year-to-date period ended September 30, 2011, the Company incurred  $31,500 ( $31,500 for same period in 2010) in consulting fees and  $1,354 ( $1,460 for the same period in 2010) in expense reimbursements. During the three months Third Fiscal Quarter period ended September 30, 2011, the Company incurred  $10,500 ( $10,500 for same period in 2010) in consulting fees and  $451 ( $557 for same period in 2010) in expense reimbursements.

Included in the Accounts Payable account is  $170,848 representing outstanding fees and reimbursements.

A company controlled by management (the owner being Deborah E. Fortescue-Merrin, the Company’s President) of the Company formerly provided consulting services and incurred expense reimbursements. Included in the Accounts Payable account is  $71,914 representing outstanding fees and reimbursements.

A company controlled by management (the owners being Rex E. Fortescue, the father of the Company’s President, and Richard E. Fortescue, the brother the Company’s President) of the Company provides accounting and administrative services to the Company. During the Nine months year-to-date period ended September 30, 2011, the Company incurred  $21,000 ( $20,500 for same period in 2010) for such accounting and administrative services, and  $6,659 ( $11,368 for the same period in 2010) in expense reimbursements. During the three months Third Fiscal Quarter period ended September 30, 2011 the Company incurred  $6,000 ( $6,000 for same period in 2010) for such accounting and administrative services, and  $2,293 ( $7,256 for the same period in 2010) in expense reimbursements.

Included in the Account Payable accounts is  $136,210 representing outstanding fees and reimbursements.

Note 9 Economic Dependence	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 9 Economic Dependence

During the Nine months period ended September 30, 2011, one customer accounted for 100.0% of total sales. During the Nine months period ended September 30, 2010, two customers accounted for 75.9% and 24.1%, respectively, of total sales.

During the three months Third Fiscal Quarter period ended September 30, 2010, one customers accounted for 100.5% of total sales. During the three months Third Fiscal Quarter period ended September 30, 2009, two customers accounted for 75.5% and 24.5%, respectively, of total sales.

Note 10 Segmented Information	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 10 Segmented Information

For the Nine months year-to-date period ended September 30, 2011 September 30, 2010 the details of identifiable revenues by geographic segments are as follows:

	September 30, 2011	September 30, 2010

Asia	$ 0	$ 22,050
Middle East	7,000	7,000

Total Revenues per Quarter Period	$ 7,000	$ 29,050

Note 11 Transition to International Financial Reporting	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 11 Transition to International Financial Reporting Standards

As stated in Note 2, these are the Company’s first financial statements prepared in accordance with IFRS.

The Accounting policies set out in Note 2 have been applied in preparing the financial statements for the six months ended June 30, 2011, the comparative information presented in these financial statements for the six months ended June 30, 2010 and in the preparation of an opening IFRS statement of financial position as at January 1, 2010 (the Company’s date of transition).

FIRST TIME ADOPTION OF IFRS

The Company has adopted IFRS on January 1, 2011 with a transition date of January 1, 2010. Under IFRS 1, “First Time Adoption of International Financial Reporting Standards”, the IFRS standards are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to deficit, with IFRS providing certain optional and mandatory exemptions to this principle.

RECONCILIATION TO PREVIOUSLY REPORTED FINANCIAL STATEMENTS

The transition from Canadian GAAP to IFRS has no material import on the financial statements for the six months ended June 30, 2010 and the year ended December 31, 2010.

Note 12 Non-cash Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 12 Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Nine month Quarter period ended September 30, 2010, the Company recognized preferred share dividends payable of  $434,761 (for the same period during 2010:  $390,408).

During the three month Third Quarter ended September 30, 2011, the Company recognized preferred share dividends payable of  $148,451 (for the same period during 2010:  $133,560).

Note 13 Management of Capital	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 13 Management of Capital

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to pursue the development of its business and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. In the management of capital, the Company includes the components of stockholders’ deficiency and preferred shares.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue new debt, acquire or dispose of assets or adjust the amount of. As at September 30, 2011, the Company has not entered into any debt financing, except for short-term notes payable.

The Company is dependent on the related parties ability to provide capital and the existing sales to customers as its source of operating capital and the Company’s capital resources are largely determined by the strength of the airline market and by the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects. The Company’s primary target market includes the Asian and Pacific Rim airlines.

The Company is not subject to any external capital requirements.

Note 14 Financial Instruments	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 14 Financial Instruments

Foreign Exchange Risk

Foreign exchange risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rate. As at September 30, 2011, and as in all past fiscal periods, all of the Company’s cash is held in US dollars, the Company’s functional currency. The Company has no significant currency risk associated with its operations.

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash and receivables are exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high credit worthiness. The Company reduces its credit risk on accounts receivables by monitoring all accounts frequently. As at September 30, 2011 the Company is not exposed to any significant credit risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Included in the loss for the period in the financial statements is interest income on US dollar cash. As at September 30, 2011, the Company’s cash is subject to or exposed to interest rate risk, however, this risk is not significant.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages liquidity risk by maintaining sufficient cash balance to enable settlement of transactions on the due date. Accounts payable and accrued liabilities are current. Primarily the Company addresses its liquidity through its close relationship with its related parties, and secondarily, through equity financing obtained through the sale of common shares and the exercise of stock options.

Note 15 Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 15 Subsequent Events	At the next Annual General Meeting the Company will be requesting shareholder approval for returning the Company name to Creator Capital Limited.